Note 4 - Summary of significant accounting policies (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 China VAS and Media Content [Member] USD ($)	Dec. 31, 2012 PRC [Member]	Dec. 31, 2011 PRC [Member]	Dec. 31, 2010 PRC [Member]	Dec. 31, 2012 VAT Rate For The Export of Goods From Indonesia [Member] Indonesia [Member]	Dec. 31, 2012 Local Government Subsidy Income [Member] Local Governments In Some Provinces in The PRC [Member] USD ($)	Dec. 31, 2011 Local Government Subsidy Income [Member] Local Governments In Some Provinces in The PRC [Member] USD ($)	Dec. 31, 2010 Local Government Subsidy Income [Member] Local Governments In Some Provinces in The PRC [Member] USD ($)	Dec. 31, 2012 Office Equipment [Member] Minimum [Member]	Dec. 31, 2012 Office Equipment [Member] Maximum [Member]	Dec. 31, 2012 Computer Equipment [Member] Minimum [Member]	Dec. 31, 2012 Computer Equipment [Member] Maximum [Member]	Dec. 31, 2012 Vehicles [Member] Minimum [Member]	Dec. 31, 2012 Vehicles [Member] Maximum [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2012 PRC [Member] Minimum [Member]	Dec. 31, 2012 PRC [Member] Maximum [Member]	Dec. 31, 2012 PRC [Member]	Dec. 31, 2011 PRC [Member]	Dec. 31, 2010 PRC [Member]	Dec. 31, 2012 Singapore [Member] SGD	Dec. 31, 2011 Singapore [Member]	Dec. 31, 2012 Indonesia [Member]	Dec. 31, 2011 Indonesia [Member]	Dec. 31, 2012 Singapore and Malaysia [Member] Minimum [Member]	Dec. 31, 2012 Singapore and Malaysia [Member] Maximum [Member]	Dec. 31, 2012 Minimum [Member] Technology [Member]	Dec. 31, 2012 Minimum [Member] Customer Base [Member]	Dec. 31, 2012 Minimum [Member] Licenses [Member]	Dec. 31, 2012 Minimum [Member] Partnership and Non-Compete Agreements [Member]	Dec. 31, 2012 Minimum [Member] Domain Names [Member]	Dec. 31, 2012 Minimum [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2012 Maximum [Member] Technology [Member]	Dec. 31, 2012 Maximum [Member] Customer Base [Member]	Dec. 31, 2012 Maximum [Member] Licenses [Member]	Dec. 31, 2012 Maximum [Member] Partnership and Non-Compete Agreements [Member]	Dec. 31, 2012 Maximum [Member] Domain Names [Member]	Dec. 31, 2012 Maximum [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2012 Technology [Member]	Dec. 31, 2012 VAS Short Codes licensed to PT Linktone [Member]	Dec. 31, 2012 Customer Base [Member]	Dec. 31, 2012 Licenses [Member]	Dec. 31, 2012 Partnership and Non-Compete Agreements [Member]	Dec. 31, 2012 Domain Names [Member]	Dec. 31, 2012 Computer Software, Intangible Asset [Member]
Prepaid Minimum Guarantees To Movie Studios, Term																												1 year	2 years
Inventory Write-down (in Dollars)	$ 231,029	$ 83,758
Property, Plant and Equipment, Useful Life												1 year	3 years	3 years	5 years	7 years	10 years	45 years
Finite-Lived Intangible Asset, Useful Life																														1 year	1 year	1 year	1 year	1 year	1 year	5 years	4 years	4 years	5 years	4 years	10 years	3 years 219 days	25 years	1 year 292 days	2 years	3 years	4 years	5 years 109 days
Goodwill, Impairment Loss (in Dollars)	10,911,373			9,900,000
Variation Between Actual Revenue And Prior Estimates, Percentage					3.50%	3.30%	1.60%
Business Tax, Percentage of Taxable Services																			3.00%	9.00%
Value-Added Tax ("VAT"), Percentage								0.00%													17.00%	17.00%				10.00%	10.00%
VAT Expense In Excess of Designated Percentage Entitling Tax Refund																					3.00%	3.00%	3.00%
Portion of VAT Expense Recognized as Sales Tax																					3.00%
Goods And Services Tax ("GST"), Percentage																								7.00%	7.00%
Goods And Services Tax ("GST"), Percentage																								7.00%	7.00%
Annual Turnover From Sale of Taxable Goods and Services, Threshold To Determine If a Company Must Be GST-Registered (in Dollars)																								1,000,000
Advertising Expense (in Dollars)	1,848,463	2,410,975	1,892,109
Other Nonoperating Income (in Dollars)									$ 346,526	$ 20,406	$ 467,809
Number of Operating Segments	4	3	4